WESTERN ASSET HIGH YIELD DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited)	February 29, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CORPORATE BONDS & NOTES - 86.3%
COMMUNICATION SERVICES - 12.0%
Diversified Telecommunication Services - 3.3%
Altice Financing SA, Senior Secured Notes	5.000%	1/15/28	1,280,000	$1,133,761	(a)
Altice Financing SA, Senior Secured Notes	5.750%	8/15/29	3,150,000	2,716,389	(a)
Altice France Holding SA, Senior Notes	6.000%	2/15/28	2,130,000	1,077,549	(a)
Altice France Holding SA, Senior Secured Notes	10.500%	5/15/27	2,800,000	1,832,010	(a)
Altice France SA, Senior Secured Notes	5.125%	7/15/29	1,580,000	1,195,056	(a)
Telecom Italia SpA, Senior Notes	5.303%	5/30/24	1,430,000	1,426,033	(a)

Total Diversified Telecommunication Services				9,380,798

Entertainment - 0.9%
Allen Media LLC/Allen Media Co-Issuer Inc., Senior Notes	10.500%	2/15/28	990,000	496,556	(a)
Banijay Entertainment SASU, Senior Secured Notes	8.125%	5/1/29	1,970,000	2,039,267	(a)

Total Entertainment				2,535,823

Media - 3.0%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.250%	1/15/34	930,000	696,238	(a)
Clear Channel Outdoor Holdings Inc., Senior Notes	7.750%	4/15/28	720,000	623,242	(a)
Clear Channel Outdoor Holdings Inc., Senior Notes	7.500%	6/1/29	1,440,000	1,193,126	(a)
DISH DBS Corp., Senior Notes	5.875%	11/15/24	1,307,000	1,236,383
DISH DBS Corp., Senior Notes	7.375%	7/1/28	2,820,000	1,378,656
DISH DBS Corp., Senior Notes	5.125%	6/1/29	3,400,000	1,453,500
iHeartCommunications Inc., Senior Secured Notes	6.375%	5/1/26	550,000	468,875
Sirius XM Radio Inc., Senior Notes	3.875%	9/1/31	500,000	413,793	(a)
Univision Communications Inc., Senior Secured Notes	6.625%	6/1/27	1,000,000	970,142	(a)

Total Media				8,433,955

Wireless Telecommunication Services - 4.8%
CSC Holdings LLC, Senior Notes	11.250%	5/15/28	1,000,000	1,032,760	(a)
CSC Holdings LLC, Senior Notes	5.750%	1/15/30	4,373,000	2,575,697	(a)
CSC Holdings LLC, Senior Notes	4.625%	12/1/30	5,880,000	3,275,748	(a)
CSC Holdings LLC, Senior Notes	5.000%	11/15/31	1,460,000	797,233	(a)
Sprint Capital Corp., Senior Notes	6.875%	11/15/28	4,288,000	4,563,877
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	130,000	157,109

See Notes to Schedule of Investments.

Western Asset High Yield Defined Opportunity Fund Inc. 2024 Quarterly Report	1

WESTERN ASSET HIGH YIELD DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	February 29, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Wireless Telecommunication Services - (continued)
Sprint LLC, Senior Notes	7.625%	3/1/26	530,000		$547,963
Vmed O2 UK Financing I PLC, Senior Secured Notes	4.750%	7/15/31	540,000		467,529	(a)

Total Wireless Telecommunication Services					13,417,916

TOTAL COMMUNICATION SERVICES					33,768,492

CONSUMER DISCRETIONARY - 22.7%
Automobile Components - 4.4%
Adient Global Holdings Ltd., Senior Notes	4.875%	8/15/26	3,780,000		3,667,588	(a)
American Axle & Manufacturing Inc., Senior Notes	6.500%	4/1/27	2,430,000		2,402,155
American Axle & Manufacturing Inc., Senior Notes	5.000%	10/1/29	500,000		434,024
Dornoch Debt Merger Sub Inc., Senior Notes	6.625%	10/15/29	1,560,000		1,402,216	(a)
JB Poindexter & Co. Inc., Senior Notes	8.750%	12/15/31	3,130,000		3,210,419	(a)
ZF North America Capital Inc., Senior Notes	6.875%	4/14/28	590,000		602,851	(a)
ZF North America Capital Inc., Senior Notes	7.125%	4/14/30	580,000		604,751	(a)

Total Automobile Components					12,324,004

Automobiles - 0.8%
Ford Motor Co., Senior Notes	3.250%	2/12/32	410,000		336,468
Mclaren Finance PLC, Senior Secured Notes	7.500%	8/1/26	750,000		657,312	(a)
PM General Purchaser LLC, Senior Secured Notes	9.500%	10/1/28	1,340,000		1,354,782	(a)

Total Automobiles					2,348,562

Distributors - 0.5%
Ritchie Bros Holdings Inc., Senior Notes	7.750%	3/15/31	1,230,000		1,294,575	(a)

Diversified Consumer Services - 1.9%
APCOA Parking Holdings GmbH, Senior Secured Notes	4.625%	1/15/27	520,000	EUR	550,985	(b)
APCOA Parking Holdings GmbH, Senior Secured Notes	4.625%	1/15/27	2,400,000	EUR	2,543,006	(a)
Carriage Services Inc., Senior Notes	4.250%	5/15/29	550,000		478,722	(a)
Service Corp. International, Senior Notes	7.500%	4/1/27	1,030,000		1,064,549
StoneMor Inc., Senior Secured Notes	8.500%	5/15/29	381,000		276,846	(a)
WW International Inc., Senior Secured Notes	4.500%	4/15/29	1,250,000		580,469	(a)

Total Diversified Consumer Services					5,494,577

Hotels, Restaurants & Leisure - 13.5%
888 Acquisitions Ltd., Senior Secured Notes	7.558%	7/15/27	2,000,000	EUR	2,110,802	(a)
Caesars Entertainment Inc., Senior Notes	8.125%	7/1/27	1,500,000		1,541,176	(a)
Carnival Corp., Senior Notes	7.625%	3/1/26	960,000		973,191	(a)

See Notes to Schedule of Investments.

2	Western Asset High Yield Defined Opportunity Fund Inc. 2024 Quarterly Report

WESTERN ASSET HIGH YIELD DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	February 29, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Hotels, Restaurants & Leisure - (continued)
Carnival Holdings Bermuda Ltd., Senior Notes	10.375%	5/1/28	1,650,000		$1,801,180	(a)
Carnival PLC, Senior Notes	1.000%	10/28/29	2,410,000	EUR	2,040,588
Carrols Restaurant Group Inc., Senior Notes	5.875%	7/1/29	1,494,000		1,525,818	(a)
Full House Resorts Inc., Senior Secured Notes	8.250%	2/15/28	2,170,000		2,036,686	(a)
Hilton Domestic Operating Co. Inc., Senior Notes	3.625%	2/15/32	1,250,000		1,068,919	(a)
IRB Holding Corp., Senior Secured Notes	7.000%	6/15/25	620,000		621,327	(a)
Las Vegas Sands Corp., Senior Notes	3.200%	8/8/24	750,000		741,169
Light & Wonder International Inc., Senior Notes	7.000%	5/15/28	1,000,000		1,005,353	(a)
Melco Resorts Finance Ltd., Senior Notes	5.375%	12/4/29	670,000		603,440	(a)
NCL Corp. Ltd., Senior Notes	3.625%	12/15/24	2,500,000		2,463,614	(a)
NCL Corp. Ltd., Senior Notes	5.875%	3/15/26	811,000		792,753	(a)
NCL Corp. Ltd., Senior Notes	7.750%	2/15/29	1,729,000		1,773,688	(a)
NCL Corp. Ltd., Senior Secured Notes	8.125%	1/15/29	690,000		726,492	(a)
NCL Finance Ltd., Senior Notes	6.125%	3/15/28	2,020,000		1,971,608	(a)
Pinnacle Bidco PLC, Senior Secured Notes	10.000%	10/11/28	900,000	GBP	1,196,165	(a)
Royal Caribbean Cruises Ltd., Senior Notes	5.375%	7/15/27	1,220,000		1,197,831	(a)
Royal Caribbean Cruises Ltd., Senior Notes	5.500%	4/1/28	993,000		978,155	(a)
Saga PLC, Senior Notes	3.375%	5/12/24	1,000,000	GBP	1,249,402	(b)
Saga PLC, Senior Notes	5.500%	7/15/26	350,000	GBP	393,875	(b)
Sands China Ltd., Senior Notes	4.625%	6/18/30	790,000		721,797
Sizzling Platter LLC/Sizzling Platter Finance Corp., Senior Secured Notes	8.500%	11/28/25	800,000		802,348	(a)
Viking Cruises Ltd., Senior Notes	9.125%	7/15/31	1,720,000		1,863,222	(a)
Viking Ocean Cruises Ship VII Ltd., Senior Secured Notes	5.625%	2/15/29	450,000		434,651	(a)
Wheel Bidco Ltd., Senior Secured Notes	6.750%	7/15/26	890,000	GBP	961,575	(a)
Wynn Macau Ltd., Senior Notes	5.625%	8/26/28	880,000		827,922	(a)
Wynn Macau Ltd., Senior Notes	5.125%	12/15/29	2,020,000		1,821,993	(a)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Senior Notes	7.125%	2/15/31	1,500,000		1,549,962	(a)

Total Hotels, Restaurants & Leisure					37,796,702

Specialty Retail - 1.6%
Global Auto Holdings Ltd./AAG FH UK Ltd., Senior Notes	8.750%	1/15/32	450,000		427,831	(a)
Michaels Cos. Inc., Senior Secured Notes	5.250%	5/1/28	2,130,000		1,656,411	(a)

See Notes to Schedule of Investments.

Western Asset High Yield Defined Opportunity Fund Inc. 2024 Quarterly Report	3

WESTERN ASSET HIGH YIELD DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	February 29, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Specialty Retail - (continued)
NMG Holding Co. Inc./Neiman Marcus Group LLC, Senior Secured Notes	7.125%	4/1/26	490,000		$481,057	(a)
Sally Holdings LLC/Sally Capital Inc., Senior Notes	5.625%	12/1/25	1,340,000		1,340,580
Sally Holdings LLC/Sally Capital Inc., Senior Notes	6.750%	3/1/32	610,000		608,658

Total Specialty Retail					4,514,537

TOTAL CONSUMER DISCRETIONARY					63,772,957

CONSUMER STAPLES - 0.7%
Food Products - 0.7%
Bellis Acquisition Co. PLC, Senior Secured Notes	3.250%	2/16/26	1,120,000	GBP	1,341,376	(b)
FAGE International SA/FAGE USA Dairy Industry Inc., Senior Notes	5.625%	8/15/26	700,000		687,219	(a)

TOTAL CONSUMER STAPLES					2,028,595

ENERGY - 12.7%
Energy Equipment & Services - 0.5%
Noble Finance II LLC, Senior Notes	8.000%	4/15/30	570,000		586,472	(a)
Sunnova Energy Corp., Senior Notes	5.875%	9/1/26	1,000,000		813,925	(a)

Total Energy Equipment & Services					1,400,397

Oil, Gas & Consumable Fuels - 12.2%
Apache Corp., Senior Notes	5.100%	9/1/40	760,000		636,644
Berry Petroleum Co. LLC, Senior Notes	7.000%	2/15/26	900,000		882,433	(a)
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	7.625%	12/15/25	750,000		757,164	(a)
Continental Resources Inc., Senior Notes	3.800%	6/1/24	180,000		179,060
Continental Resources Inc., Senior Notes	4.375%	1/15/28	130,000		125,042
Continental Resources Inc., Senior Notes	4.900%	6/1/44	550,000		446,675
Crescent Energy Finance LLC, Senior Notes	9.250%	2/15/28	460,000		481,835	(a)
Ecopetrol SA, Senior Notes	5.875%	5/28/45	2,560,000		1,898,076
Ecopetrol SA, Senior Notes	5.875%	11/2/51	1,500,000		1,062,742
Energy Transfer LP, Junior Subordinated Notes (6.625% to 2/15/28 then 3 mo. USD LIBOR + 4.155%)	6.625%	2/15/28	1,950,000		1,813,824	(c)(d)
EQM Midstream Partners LP, Senior Notes	4.500%	1/15/29	520,000		487,892	(a)
EQM Midstream Partners LP, Senior Notes	7.500%	6/1/30	530,000		563,881	(a)
EQM Midstream Partners LP, Senior Notes	4.750%	1/15/31	110,000		102,390	(a)
EQT Corp., Senior Notes	3.900%	10/1/27	740,000		700,806
Hilcorp Energy I LP/Hilcorp Finance Co., Senior Notes	8.375%	11/1/33	800,000		859,956	(a)

See Notes to Schedule of Investments.

4	Western Asset High Yield Defined Opportunity Fund Inc. 2024 Quarterly Report

WESTERN ASSET HIGH YIELD DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	February 29, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Kinder Morgan Inc., Senior Notes	7.750%	1/15/32	810,000	$912,470
MEG Energy Corp., Senior Notes	7.125%	2/1/27	770,000	782,562	(a)
NGPL PipeCo LLC, Senior Notes	7.768%	12/15/37	790,000	874,950	(a)
Northern Oil & Gas Inc., Senior Notes	8.125%	3/1/28	760,000	770,237	(a)
Occidental Petroleum Corp., Senior Notes	6.950%	7/1/24	196,000	196,728
Occidental Petroleum Corp., Senior Notes	2.900%	8/15/24	690,000	680,406
Occidental Petroleum Corp., Senior Notes	5.875%	9/1/25	530,000	531,606
Occidental Petroleum Corp., Senior Notes	5.550%	3/15/26	440,000	440,877
Occidental Petroleum Corp., Senior Notes	6.200%	3/15/40	540,000	548,850
Petrobras Global Finance BV, Senior Notes	6.750%	1/27/41	4,140,000	4,109,568
Petroleos del Peru SA, Senior Notes	4.750%	6/19/32	1,000,000	785,646	(a)
Range Resources Corp., Senior Notes	4.875%	5/15/25	420,000	414,524
Range Resources Corp., Senior Notes	8.250%	1/15/29	440,000	459,388
Rockies Express Pipeline LLC, Senior Notes	7.500%	7/15/38	570,000	579,306	(a)
Rockies Express Pipeline LLC, Senior Notes	6.875%	4/15/40	590,000	581,461	(a)
SilverBow Resources Inc., Secured Notes (3 mo. Term SOFR + 7.750%)	13.135%	12/15/28	690,000	684,902	(a)(d)
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., Secured Notes	9.000%	10/15/26	990,000	980,453	(a)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.500%	7/15/27	560,000	566,164
Venture Global LNG Inc., Senior Secured Notes	9.875%	2/1/32	700,000	737,454	(a)
Western Midstream Operating LP, Senior Notes	4.050%	2/1/30	180,000	166,570
Western Midstream Operating LP, Senior Notes	5.300%	3/1/48	540,000	465,775
Western Midstream Operating LP, Senior Notes	5.250%	2/1/50	3,840,000	3,399,609
Williams Cos. Inc., Senior Notes	4.550%	6/24/24	530,000	527,674
Williams Cos. Inc., Senior Notes	7.500%	1/15/31	330,000	367,255
Williams Cos. Inc., Senior Notes	5.750%	6/24/44	1,620,000	1,594,160
YPF SA, Senior Notes	8.500%	7/28/25	1,150,000	1,123,329	(a)

Total Oil, Gas & Consumable Fuels				34,280,344

TOTAL ENERGY				35,680,741

See Notes to Schedule of Investments.

Western Asset High Yield Defined Opportunity Fund Inc. 2024 Quarterly Report	5

WESTERN ASSET HIGH YIELD DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	February 29, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
FINANCIALS - 9.2%
Banks - 6.1%
Banco Mercantil del Norte SA, Junior Subordinated Notes (6.625% to 1/24/32 then 10 year Treasury Constant Maturity Rate + 5.034%)	6.625%	1/24/32	2,140,000	$1,877,433	(a)(c)(d)
Barclays PLC, Junior Subordinated Notes (8.000% to 6/15/24 then 5 year Treasury Constant Maturity Rate + 5.672%)	8.000%	6/15/24	1,900,000	1,900,325	(c)(d)
BBVA Bancomer SA, Subordinated Notes (5.125% to 1/17/28 then 5 year Treasury Constant Maturity Rate + 2.650%)	5.125%	1/18/33	800,000	731,389	(a)(d)
BNP Paribas SA, Junior Subordinated Notes (7.750% to 8/16/29 then 5 year Treasury Constant Maturity Rate + 4.899%)	7.750%	8/16/29	810,000	817,708	(a)(c)(d)
Citigroup Inc., Junior Subordinated Notes (6.300% to 5/15/24 then 3 mo. Term SOFR + 3.685%)	6.300%	5/15/24	1,470,000	1,468,180	(c)(d)
Comerica Bank, Senior Notes	2.500%	7/23/24	360,000	354,861
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year ICE Swap Rate + 6.185%)	8.125%	12/23/25	1,330,000	1,359,191	(a)(c)(d)
HSBC Holdings PLC, Subordinated Notes (8.113% to 11/3/32 then SOFR + 4.250%)	8.113%	11/3/33	990,000	1,118,459	(d)
Intesa Sanpaolo SpA, Subordinated Notes	5.017%	6/26/24	2,100,000	2,086,867	(a)
Intesa Sanpaolo SpA, Subordinated Notes	5.710%	1/15/26	1,840,000	1,823,901	(a)
Lloyds Banking Group PLC, Junior Subordinated Notes (7.500% to 9/27/25 then USD 5 year ICE Swap Rate + 4.496%)	7.500%	9/27/25	440,000	434,496	(c)(d)
Lloyds Banking Group PLC, Junior Subordinated Notes (8.000% to 3/27/30 then 5 year Treasury Constant Maturity Rate + 3.913%)	8.000%	9/27/29	2,030,000	2,003,533	(c)(d)
UniCredit SpA, Subordinated Notes (7.296% to 4/2/29 then USD 5 year ICE Swap Rate + 4.914%)	7.296%	4/2/34	1,200,000	1,225,531	(a)(d)

Total Banks				17,201,874

Capital Markets - 1.1%
Credit Suisse AG AT1 Claim	—	—	6,220,000	761,950	*(e)
StoneX Group Inc., Senior Secured Notes	7.875%	3/1/31	370,000	374,997	(a)(f)

See Notes to Schedule of Investments.

6	Western Asset High Yield Defined Opportunity Fund Inc. 2024 Quarterly Report

WESTERN ASSET HIGH YIELD DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	February 29, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Capital Markets - (continued)
UBS Group AG, Junior Subordinated Notes (6.875% to 8/7/25 then USD 5 year ICE Swap Rate + 4.590%)	6.875%	8/7/25	1,290,000		$1,277,100	(b)(c)(d)
UBS Group AG, Junior Subordinated Notes (9.250% to 11/13/28 then 5 year Treasury Constant Maturity Rate + 4.745%)	9.250%	11/13/28	540,000		577,854	(a)(c)(d)

Total Capital Markets					2,991,901

Consumer Finance - 0.5%
Navient Corp., Senior Notes	5.875%	10/25/24	590,000		589,016
Navient Corp., Senior Notes	6.750%	6/15/26	700,000		703,511

Total Consumer Finance					1,292,527

Financial Services - 1.5%
Global Aircraft Leasing Co. Ltd., Senior Notes (6.500% Cash or 7.250% PIK)	6.500%	9/15/24	2,533,333		2,409,833	(a)(g)
GTCR W-2 Merger Sub LLC, Senior Secured Notes	7.500%	1/15/31	380,000		396,652	(a)
GTCR W-2 Merger Sub LLC/GTCR W Dutch Finance Sub BV, Senior Secured Notes	8.500%	1/15/31	110,000	GBP	149,791	(a)
NMI Holdings Inc., Senior Secured Notes	7.375%	6/1/25	400,000		403,584	(a)
VistaJet Malta Finance PLC/Vista Management Holding Inc., Senior Notes	7.875%	5/1/27	500,000		424,006	(a)
VistaJet Malta Finance PLC/Vista Management Holding Inc., Senior Notes	6.375%	2/1/30	610,000		446,251	(a)

Total Financial Services					4,230,117

TOTAL FINANCIALS					25,716,419

HEALTH CARE - 6.1%
Health Care Equipment & Supplies - 0.2%
Medline Borrower LP, Senior Notes	5.250%	10/1/29	780,000		722,226	(a)

Health Care Providers & Services - 3.3%
CHS/Community Health Systems Inc., Senior Secured Notes	6.000%	1/15/29	500,000		430,517	(a)
CHS/Community Health Systems Inc., Senior Secured Notes	4.750%	2/15/31	3,120,000		2,377,050	(a)
CHS/Community Health Systems Inc., Senior Secured Notes	10.875%	1/15/32	1,150,000		1,172,484	(a)
HCA Inc., Senior Notes	7.500%	11/15/95	1,000,000		1,068,606
Legacy LifePoint Health LLC, Senior Secured Notes	4.375%	2/15/27	530,000		492,235	(a)
Tenet Healthcare Corp., Secured Notes	6.250%	2/1/27	500,000		499,228
Tenet Healthcare Corp., Senior Notes	6.125%	10/1/28	2,780,000		2,750,852

See Notes to Schedule of Investments.

Western Asset High Yield Defined Opportunity Fund Inc. 2024 Quarterly Report	7

WESTERN ASSET HIGH YIELD DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	February 29, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Health Care Providers & Services - (continued)
Tenet Healthcare Corp., Senior Notes	6.875%	11/15/31	250,000		$256,094
U.S. Renal Care Inc., Senior Secured Notes	10.625%	6/28/28	161,000		136,045	(a)

Total Health Care Providers & Services					9,183,111

Pharmaceuticals - 2.6%
Bausch Health Cos. Inc., Senior Secured Notes	4.875%	6/1/28	990,000		565,230	(a)
Cidron Aida Finco Sarl, Senior Secured Notes	5.000%	4/1/28	1,540,000	EUR	1,616,458	(a)
Par Pharmaceutical Inc., Senior Secured Notes	7.500%	4/1/27	300,000		190,481	*(a)(h)
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	6.000%	4/15/24	1,740,000		1,739,186
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	3.150%	10/1/26	530,000		491,520
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	5.125%	5/9/29	1,610,000		1,521,909
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	4.100%	10/1/46	1,570,000		1,063,758

Total Pharmaceuticals					7,188,542

TOTAL HEALTH CARE					17,093,879

INDUSTRIALS - 10.2%
Aerospace & Defense - 1.1%
Bombardier Inc., Senior Notes	7.125%	6/15/26	1,500,000		1,513,581	(a)
Bombardier Inc., Senior Notes	7.500%	2/1/29	290,000		294,383	(a)
TransDigm Inc., Senior Secured Notes	7.125%	12/1/31	1,340,000		1,376,274	(a)

Total Aerospace & Defense					3,184,238

Commercial Services & Supplies - 3.2%
Allied Universal Holdco LLC/Allied Universal
Finance Corp., Senior Secured Notes	6.625%	7/15/26	1,000,000		997,786	(a)
CoreCivic Inc., Senior Notes	8.250%	4/15/26	1,770,000		1,810,232
CoreCivic Inc., Senior Notes	4.750%	10/15/27	1,410,000		1,330,591
Garda World Security Corp., Senior Notes	9.500%	11/1/27	776,000		779,685	(a)
GEO Group Inc., Secured Notes	10.500%	6/30/28	1,555,000		1,590,656
GEO Group Inc., Secured Notes	9.500%	12/31/28	750,000		748,993	(a)
GFL Environmental Inc., Senior Secured Notes	6.750%	1/15/31	910,000		931,941	(a)
Madison IAQ LLC, Senior Notes	5.875%	6/30/29	1,000,000		893,772	(a)

Total Commercial Services & Supplies					9,083,656

See Notes to Schedule of Investments.

8	Western Asset High Yield Defined Opportunity Fund Inc. 2024 Quarterly Report

WESTERN ASSET HIGH YIELD DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	February 29, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Construction & Engineering - 0.4%
Brundage-Bone Concrete Pumping Holdings Inc., Secured Notes	6.000%	2/1/26	530,000		$523,464	(a)
Empire Communities Corp., Senior Notes	7.000%	12/15/25	650,000		643,149	(a)

Total Construction & Engineering					1,166,613

Machinery - 0.8%
Titan International Inc., Senior Secured Notes	7.000%	4/30/28	1,040,000		1,033,429
TK Elevator Holdco GmbH, Senior Notes	6.625%	7/15/28	990,000	EUR	1,033,254	(a)

Total Machinery					2,066,683

Passenger Airlines - 4.1%
American Airlines Group Inc., Senior Notes	3.750%	3/1/25	3,290,000		3,217,064	(a)
American Airlines Inc., Senior Secured Notes	8.500%	5/15/29	1,890,000		1,988,059	(a)
Delta Air Lines Inc., Senior Notes	2.900%	10/28/24	460,000		451,182
Delta Air Lines Inc., Senior Notes	7.375%	1/15/26	370,000		381,960
Delta Air Lines Inc., Senior Secured Notes	7.000%	5/1/25	3,220,000		3,273,756	(a)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	1,836,000		1,329,503	(a)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	1,010,000		731,371	(a)

Total Passenger Airlines					11,372,895

Trading Companies & Distributors - 0.6%
H&E Equipment Services Inc., Senior Notes	3.875%	12/15/28	940,000		849,114	(a)
United Rentals North America Inc., Senior Notes	5.500%	5/15/27	327,000		325,171
United Rentals North America Inc., Senior Notes	4.875%	1/15/28	610,000		589,449

Total Trading Companies & Distributors					1,763,734

TOTAL INDUSTRIALS					28,637,819

INFORMATION TECHNOLOGY - 2.9%
Communications Equipment - 1.2%
CommScope Inc., Senior Notes	7.125%	7/1/28	402,000		161,216	(a)
CommScope Inc., Senior Secured Notes	4.750%	9/1/29	600,000		411,615	(a)
CommScope Technologies LLC, Senior Notes	5.000%	3/15/27	3,470,000		1,245,626	(a)
Viasat Inc., Senior Notes	7.500%	5/30/31	2,150,000		1,513,062	(a)

Total Communications Equipment					3,331,519

IT Services - 0.2%
Unisys Corp., Senior Secured Notes	6.875%	11/1/27	770,000		692,754	(a)

See Notes to Schedule of Investments.

Western Asset High Yield Defined Opportunity Fund Inc. 2024 Quarterly Report	9

WESTERN ASSET HIGH YIELD DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	February 29, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Semiconductors & Semiconductor Equipment - 0.4%
Amkor Technology Inc., Senior Notes	6.625%	9/15/27	1,000,000	$1,006,192	(a)

Technology Hardware, Storage & Peripherals - 1.1%
Seagate HDD Cayman, Senior Notes	4.750%	1/1/25	2,350,000	2,318,552
Seagate HDD Cayman, Senior Notes	4.875%	6/1/27	210,000	203,570
Vericast Corp., Senior Secured Notes	11.000%	9/15/26	650,000	684,268	(a)

Total Technology Hardware, Storage & Peripherals				3,206,390

TOTAL INFORMATION TECHNOLOGY				8,236,855

MATERIALS - 6.4%
Chemicals - 0.4%
Anagram Holdings LLC/Anagram International Inc., Secured Notes	10.000%	8/15/26	611,256	12,209	*(a)(h)
Sasol Financing USA LLC, Senior Notes	8.750%	5/3/29	1,070,000	1,071,707	(a)

Total Chemicals				1,083,916

Construction Materials - 0.5%
Smyrna Ready Mix Concrete LLC, Senior Secured Notes	8.875%	11/15/31	1,240,000	1,315,354	(a)

Containers & Packaging - 2.6%
ARD Finance SA, Senior Secured Notes (6.500% Cash or 7.250% PIK)	6.500%	6/30/27	3,000,000	1,286,370	(a)(g)
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., Senior Notes	5.250%	8/15/27	3,555,000	2,582,517	(a)
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., Senior Notes	5.250%	8/15/27	1,380,000	1,002,496	(a)
Mauser Packaging Solutions Holding Co., Senior Secured Notes	7.875%	8/15/26	2,000,000	2,027,884	(a)
Pactiv LLC, Senior Notes	8.375%	4/15/27	410,000	426,913

Total Containers & Packaging				7,326,180

Metals & Mining - 2.9%
ArcelorMittal SA, Senior Notes	7.000%	10/15/39	2,020,000	2,158,246
First Quantum Minerals Ltd., Secured Notes	9.375%	3/1/29	510,000	529,157	(a)
First Quantum Minerals Ltd., Senior Notes	6.875%	3/1/26	860,000	860,000	(a)
Freeport-McMoRan Inc., Senior Notes	5.400%	11/14/34	280,000	272,647
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	1,120,000	1,043,942
Teck Resources Ltd., Senior Notes	6.000%	8/15/40	260,000	256,801
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	2,220,000	2,371,257
Vale Overseas Ltd., Senior Notes	6.875%	11/10/39	750,000	803,587

Total Metals & Mining				8,295,637

TOTAL MATERIALS				18,021,087

See Notes to Schedule of Investments.

10	Western Asset High Yield Defined Opportunity Fund Inc. 2024 Quarterly Report

WESTERN ASSET HIGH YIELD DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	February 29, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
REAL ESTATE - 2.1%
Health Care REITs - 0.1%
Diversified Healthcare Trust, Senior Notes	4.375%	3/1/31	346,000		$263,327

Hotel & Resort REITs - 1.1%
Service Properties Trust, Senior Notes	4.500%	3/15/25	250,000		244,527
Service Properties Trust, Senior Notes	5.250%	2/15/26	500,000		486,137
Service Properties Trust, Senior Notes	5.500%	12/15/27	1,500,000		1,413,847
Service Properties Trust, Senior Notes	4.375%	2/15/30	1,270,000		980,278

Total Hotel & Resort REITs					3,124,789

Real Estate Management & Development - 0.6%
China Aoyuan Group Ltd., Senior Secured Notes	7.950%	6/21/24	400,000		9,124	*(b)(h)
China Aoyuan Group Ltd., Senior Secured Notes	7.950%	2/19/25	200,000		4,500	*(b)(h)
Country Garden Holdings Co. Ltd., Senior Secured Notes	—	1/27/24	1,750,000		150,605	*(b)(i)
Cushman & Wakefield US Borrower LLC, Senior Secured Notes	8.875%	9/1/31	290,000		302,173	(a)
Samhallsbyggnadsbolaget i Norden AB, Senior Notes	3.000%	1/14/25	230,000	EUR	233,029	(b)
Samhallsbyggnadsbolaget i Norden AB, Senior Notes	2.375%	9/4/26	1,000,000	EUR	842,038	(b)

Total Real Estate Management & Development					1,541,469

Specialized REITs - 0.3%
Iron Mountain Inc., Senior Notes	7.000%	2/15/29	830,000		843,334	(a)

TOTAL REAL ESTATE					5,772,919

UTILITIES - 1.3%
Electric Utilities - 0.8%
FirstEnergy Corp., Senior Notes	7.375%	11/15/31	1,260,000		1,463,805
Vistra Operations Co. LLC, Senior Notes	7.750%	10/15/31	650,000		672,917	(a)

Total Electric Utilities					2,136,722

Gas Utilities - 0.5%
Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes	5.875%	3/1/27	1,390,000		1,370,616

TOTAL UTILITIES					3,507,338

TOTAL CORPORATE BONDS & NOTES (Cost - $235,414,366)					242,237,101

SOVEREIGN BONDS - 4.3%
Angola - 0.4%
Angolan Government International Bond, Senior Notes	8.000%	11/26/29	1,200,000		1,068,780	(a)

See Notes to Schedule of Investments.

Western Asset High Yield Defined Opportunity Fund Inc. 2024 Quarterly Report	11

WESTERN ASSET HIGH YIELD DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	February 29, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Argentina - 0.8%
Provincia de Buenos Aires, Senior Notes,
Step bond (6.375% to 9/1/24 then 6.625%)	6.375%	9/1/37	50,000		$19,438	(a)
Provincia de Cordoba, Senior Notes	6.990%	6/1/27	2,465,000		2,021,300	(a)
Provincia de Cordoba, Senior Notes (6.875% PIK)	6.875%	2/1/29	410,000		300,325	(a)(g)

Total Argentina					2,341,063

Bahamas - 0.5%
Bahamas Government International Bond, Senior Notes	6.950%	11/20/29	1,500,000		1,318,500	(a)

Dominican Republic - 0.4%
Dominican Republic International Bond, Senior Notes	4.500%	1/30/30	230,000		209,314	(a)
Dominican Republic International Bond, Senior Notes	4.875%	9/23/32	1,170,000		1,042,745	(a)

Total Dominican Republic					1,252,059

Jordan - 0.3%
Jordan Government International Bond, Senior Notes	7.750%	1/15/28	750,000		759,332	(a)

Mexico - 1.9%
Mexican Bonos, Bonds	7.750%	5/29/31	100,380,000	MXN	5,463,339

TOTAL SOVEREIGN BONDS (Cost - $10,787,789)					12,203,073

SENIOR LOANS - 3.6%
COMMUNICATION SERVICES - 0.9%
Media - 0.9%
A-L Parent LLC, 2023 Term Loan	—	6/30/28	750,000		749,531	(j)
iHeartCommunications Inc., New Term Loan (1 mo. Term SOFR + 3.114%)	8.441%	5/1/26	2,020,000		1,787,700	(d)(j)(k)(l)

TOTAL COMMUNICATION SERVICES					2,537,231

CONSUMER DISCRETIONARY - 1.0%
Diversified Consumer Services - 0.3%
WW International Inc., Initial Term Loan (1 mo. Term SOFR + 3.614%)	8.941%	4/13/28	1,350,000		711,288	(d)(k)(l)

Hotels, Restaurants & Leisure - 0.7%
Caesars Entertainment Inc., Incremental Term Loan B1 (3 mo. Term SOFR + 2.750%)	8.040%	2/6/31	2,050,000		2,050,861	(d)(j)(k)(l)

TOTAL CONSUMER DISCRETIONARY					2,762,149

FINANCIALS - 0.5%
Banks - 0.2%
Mercury Borrower Inc., First Lien Initial Term Loan (1 mo. Term SOFR + 3.614%)	8.941%	8/2/28	500,000		497,375	(d)(k)(l)

See Notes to Schedule of Investments.

12	Western Asset High Yield Defined Opportunity Fund Inc. 2024 Quarterly Report

WESTERN ASSET HIGH YIELD DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	February 29, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Consumer Finance - 0.1%
Blackhawk Network Holdings Inc., Term Loan	—	2/27/29	350,000	$347,156	(j)

Financial Services - 0.2%
Boost Newco Borrower LLC, Initial USD Term Loan (1 mo. Term SOFR + 3.000%)	8.326%	1/31/31	600,000	603,000	(d)(k)(l)

TOTAL FINANCIALS				1,447,531

INDUSTRIALS - 0.3%
Building Products - 0.1%
ACProducts Holdings Inc., Initial Term Loan	—	5/17/28	500,000	450,058	(j)

Passenger Airlines - 0.2%
United Airlines Inc., Term Loan B (3 mo. Term SOFR + 2.750%)	8.076%	2/22/31	580,000	580,362	(d)(k)(l)(m)

TOTAL INDUSTRIALS				1,030,420

INFORMATION TECHNOLOGY - 0.6%
IT Services - 0.4%
Redstone Holdco 2 LP, First Lien Initial Term Loan	—	4/27/28	1,400,000	1,165,724	(j)

Software - 0.2%
DCert Buyer Inc., Second Lien Initial Term Loan	—	2/19/29	500,000	457,678	(j)

TOTAL INFORMATION TECHNOLOGY				1,623,402

MATERIALS - 0.3%
Metals & Mining - 0.3%
Arctic Canadian Diamond Co. Ltd., Second Lien Term Loan	10.000%	12/31/27	895,944	802,200	(e)(k)(l)(m)

TOTAL SENIOR LOANS (Cost - $10,595,700)				10,202,933

CONVERTIBLE BONDS & NOTES - 2.0%
COMMUNICATION SERVICES - 2.0%
Media - 2.0%
DISH Network Corp., Senior Notes	2.375%	3/15/24	1,350,000	1,333,192
DISH Network Corp., Senior Notes	0.000%	12/15/25	4,740,000	3,457,830
DISH Network Corp., Senior Notes	3.375%	8/15/26	1,440,000	858,600

TOTAL COMMUNICATION SERVICES				5,649,622

INDUSTRIALS - 0.0%††
Passenger Airlines - 0.0%††
Spirit Airlines Inc., Senior Notes	1.000%	5/15/26	160,000	74,743

TOTAL CONVERTIBLE BONDS & NOTES (Cost - $6,317,539)				5,724,365

See Notes to Schedule of Investments.

Western Asset High Yield Defined Opportunity Fund Inc. 2024 Quarterly Report	13

WESTERN ASSET HIGH YIELD DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	February 29, 2024

(Percentages shown based on Fund net assets)

SECURITY			SHARES	VALUE
COMMON STOCKS - 0.1%
MATERIALS - 0.1%
Metals & Mining - 0.1%
Arctic Canadian Diamond Co. Ltd. (Cost - $0)			906	$144,598	*(e)(m)

		EXPIRATION DATE	WARRANTS
WARRANTS - 0.0%††
INDUSTRIALS - 0.0%††
Passenger Airlines - 0.0%††
flyExclusive Inc. (Cost - $12,469)		5/28/28	13,023	5,274	*

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $263,127,863)				270,517,344

	RATE	MATURITY DATE	FACE AMOUNT†
SHORT-TERM INVESTMENTS - 3.4%
U.S. TREASURY BILLS - 2.8%
U.S. Treasury Bills	4.377%	3/5/24	5,750,000	5,746,636	(n)
U.S. Treasury Bills	4.692%	3/7/24	2,000,000	1,998,247	(n)

TOTAL U.S. TREASURY BILLS (Cost - $7,744,892)				7,744,883

			SHARES
MONEY MARKET FUNDS - 0.6%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost - $1,680,847)	5.272%		1,680,847	1,680,847	(o)(p)

TOTAL SHORT-TERM INVESTMENTS (Cost - $9,425,739)				9,425,730

TOTAL INVESTMENTS - 99.7% (Cost - $272,553,602)				279,943,074
Other Assets in Excess of Liabilities - 0.3%				904,699

TOTAL NET ASSETS - 100.0%				$280,847,773

See Notes to Schedule of Investments.

14	Western Asset High Yield Defined Opportunity Fund Inc. 2024 Quarterly Report

WESTERN ASSET HIGH YIELD DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	February 29, 2024

†	Face amount denominated in U.S. dollars, unless otherwise noted.

††	Represents less than 0.1%.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(c)	Security has no maturity date. The date shown represents the next call date.

(d)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)	Security is fair valued in accordance with procedures approved by the Board of Directors (Note 1).

(f)	Securities traded on a when-issued or delayed delivery basis.

(g)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.

(h)	The coupon payment on this security is currently in default as of February 29, 2024.

(i)	The maturity principal is currently in default as of February 29, 2024.

(j)	All or a portion of this loan has not settled as of February 29, 2024. Interest rates are not effective until settlement date. Interest rates shown, if any, are for the settled portion of the loan.

(k)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(l)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(m)	Security is valued using significant unobservable inputs (Note 1).

(n)	Rate shown represents yield-to-maturity.

(o)	Rate shown is one-day yield as of the end of the reporting period.

(p)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At February 29, 2024, the total market value of investments in Affiliated Companies was $1,680,847 and the cost was $1,680,847 (Note 2).

Abbreviation(s) used in this schedule:

EUR	— Euro
GBP	— British Pound
ICE	— Intercontinental Exchange
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
PIK	— Payment-In-Kind
SOFR	— Secured Overnight Financing Rate
USD	— United States Dollar

See Notes to Schedule of Investments.

Western Asset High Yield Defined Opportunity Fund Inc. 2024 Quarterly Report	15

WESTERN ASSET HIGH YIELD DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	February 29, 2024

At February 29, 2024, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
EUR	320,112	USD	345,312	Citibank N.A.	4/19/24	$1,390
USD	9,345,627	EUR	8,480,751	Citibank N.A.	4/19/24	160,466
USD	3,821,550	GBP	2,997,153	Citibank N.A.	4/19/24	37,089

Net unrealized appreciation on open forward foreign currency contracts						$198,945

Abbreviation(s) used in this table:

EUR	— Euro
GBP	— British Pound
USD	— United States Dollar

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

16	Western Asset High Yield Defined Opportunity Fund Inc. 2024 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset High Yield Defined Opportunity Fund Inc. (the “Fund”) was incorporated in Maryland on July 20, 2010 and is registered as a non-diversified, limited-term, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to provide high income. As a secondary investment objective, the Fund will seek capital appreciation. The Fund seeks to achieve its investment objectives by investing, under normal market conditions, at least 80% of its net assets in a portfolio of high-yield corporate fixed income securities with varying maturities. Corporate securities include those securities that are issued or originated by U.S. or foreign public or private corporations and other business entities. The Fund intends to liquidate on or about September 30, 2025 and distribute substantially all of its net assets to stockholders, after making appropriate provisions for any liabilities of the Fund.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

Western Asset High Yield Defined Opportunity Fund Inc. 2024 Quarterly Report	17

Notes to Schedule of Investments (unaudited) (continued)

Pursuant to policies adopted by the Board of Directors, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

18	Western Asset High Yield Defined Opportunity Fund Inc. 2024 Quarterly Report

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Corporate Bonds & Notes	—	$242,237,101	—	$242,237,101
Sovereign Bonds	—	12,203,073	—	12,203,073
Senior Loans:
Industrials	—	450,058	$580,362	1,030,420
Materials	—	—	802,200	802,200
Other Senior Loans	—	8,370,313	—	8,370,313
Convertible Bonds & Notes	—	5,724,365	—	5,724,365
Common Stocks	—	—	144,598	144,598
Warrants	$5,274	—	—	5,274

Total Long-Term Investments	5,274	268,984,910	1,527,160	270,517,344

Short-Term Investments†:
U.S. Treasury Bills	—	7,744,883	—	7,744,883
Money Market Funds	1,680,847	—	—	1,680,847

Total Short-Term Investments	1,680,847	7,744,883	—	9,425,730

Total Investments	$1,686,121	$276,729,793	$1,527,160	$279,943,074

Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$198,945	—	$198,945

Total	$1,686,121	$276,928,738	$1,527,160	$280,142,019

†	See Schedule of Investments for additional detailed categorizations.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

Western Asset High Yield Defined Opportunity Fund Inc. 2024 Quarterly Report	19

Notes to Schedule of Investments (unaudited) (continued)

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended February 29, 2024. The following transactions were effected in such company for the period ended February 29, 2024.

	Affiliate
	Value at	Purchased		Sold
	May 31,
	2023	Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$1,550,948	$55,255,446	55,255,446	$55,125,547	55,125,547

			Net Increase
			(Decrease) in	Affiliate
			Unrealized	Value at
	Realized	Dividend	Appreciation	February 29,
(cont’d)	Gain (Loss)	Income	(Depreciation)	2024
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$107,109	—	$1,680,847

20	Western Asset High Yield Defined Opportunity Fund Inc. 2024 Quarterly Report